Borrowings (Details 4) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015		Jan. 01, 2015
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 1,486,445		$ 1,107,241		$ 1,087,566		$ 765,184
Bank and financial borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 765,330		$ 604,102		$ 540,150
Bank and financial borrowings | Inframerica Concessionaria do Aeroporto Sao Goncalo do Amarante | September 2032
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis	[1]	TJLP		TJLP		TJLP
Borrowings, adjustment to interest rate basis		3.14%		3.14%		3.14%
Borrowings		$ 98,600		$ 98,200		$ 81,900
Bank and financial borrowings | Inframerica Concessionaria do Aeroporto Sao Goncalo do Amarante | June 2032
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis	[1]	T.R.+ 3.14%+IPCA		T.R.+ 3.14%+IPCA		T.R.+ 3.14%+IPCA
Borrowings, adjustment to interest rate basis		3.14%		3.14%		3.14%
Borrowings		$ 2,200		$ 2,400		$ 2,000
Bank and financial borrowings | Inframerica Concessionaria do Aeroporto Sao Goncalo do Amarante | September 2032
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis	[1]	T.R.+ 3.14%+IPCA		T.R.+ 3.14%+IPCA		T.R.+ 3.14%+IPCA
Borrowings, adjustment to interest rate basis		3.14%		3.14%		3.14%
Borrowings		$ 5,800		$ 5,300	[2]	$ 4,300	[2]
Bank and financial borrowings | Inframerica Concessionaria do Aeroporto Sao Goncalo do Amarante | September 2032
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate				2.50%
Borrowings				$ 3,900
Bank and financial borrowings | Inframerica Concessionaria do Aeroporto Sao Goncalo do Amarante | September 2022
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		2.50%				2.50%
Borrowings		$ 3,200	[2]			$ 3,800
Bank and financial borrowings | Inframerica Concessionaria do Aeroporto Sao Goncalo do Amarante | July 2032
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis	[1]	T.R.+ 3.14%+IPCA		T.R.+ 4.74%+IPCA		T.R.+ 4.74%+IPCA
Borrowings, adjustment to interest rate basis		3.14%		4.74%		4.74%
Borrowings		$ 1,500		$ 1,200		$ 1,100
Bank and financial borrowings | Inframerica Concessionaria do Aeroporto Sao Goncalo do Amarante | July 2032
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis	[1]	T.R.+ 4.74%+IPCA		T.R.+ 3.14%+IPCA		T.R.+ 3.14%+IPCA
Borrowings, adjustment to interest rate basis		4.74%		3.14%		3.14%
Borrowings		$ 1,200		$ 1,600		$ 1,400
Bank and financial borrowings | Inframerica Concessionaria do Aeroporto de Brasilia | December 2028
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis	[1]	TJLP		TJLP		TJLP
Borrowings, adjustment to interest rate basis		3.14%		3.14%		3.14%
Borrowings	[2]	$ 218,400		$ 220,000		$ 163,600
Bank and financial borrowings | Inframerica Concessionaria do Aeroporto de Brasilia | December 2028
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis	[1]	TJLP		TJLP		TJLP
Borrowings, adjustment to interest rate basis		3.60%		3.60%		3.60%
Borrowings	[2]	$ 72,800		$ 76,800		$ 56,900
Bank and financial borrowings | Inframerica Concessionaria do Aeroporto de Brasilia | December 2028
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate						6.00%
Borrowings	[2]					$ 1,700
Bank and financial borrowings | Inframerica Concessionaria do Aeroporto de Brasilia | December 2017
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis	[1]	IPCA		IPCA		IPCA
Borrowings	[2]	$ 5,700		$ 7,100		$ 4,900
Bank and financial borrowings | Inframerica Concessionaria do Aeroporto de Brasilia | December 2023
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		6.00%		6.00%		6.00%
Borrowings	[2]	$ 4,800		$ 5,700		$ 3,700
Bank and financial borrowings | Inframerica Concessionaria do Aeroporto de Brasilia | July 2022
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis	[1]	TJLP
Borrowings, adjustment to interest rate basis		8.10%
Borrowings	[2]	$ 300
Bank and financial borrowings | Inframerica Concessionaria do Aeroporto de Brasilia | July 2022
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis		Selic
Borrowings, adjustment to interest rate basis		7.38%
Borrowings	[2]	$ 100
Bank and financial borrowings | Inframerica Concessionaria do Aeroporto de Brasilia | June 2018
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis		CDI
Borrowings, adjustment to interest rate basis		0.45%
Borrowings	[2]	$ 90,900
Bank and financial borrowings | Inframerica Concessionaria do Aeroporto de Brasilia | March 2018
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		9.00%
Borrowings	[2]	$ 14,600
Bank and financial borrowings | Inframerica Concessionaria do Aeroporto de Brasilia | January 2018
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis		CDI
Borrowings, adjustment to interest rate basis		6.50%
Borrowings	[2]	$ 9,700
Bank and financial borrowings | Inframerica Concessionaria do Aeroporto de Brasilia | April 2017
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis				CDI
Borrowings, adjustment to interest rate basis				4.50%
Borrowings	[2]			$ 3,500
Bank and financial borrowings | Inframerica Concessionaria do Aeroporto de Brasilia | September 2016
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate						17.10%
Borrowings	[2]					$ 0
Bank and financial borrowings | Inframerica Concessionaria do Aeroporto de Brasilia | December 2016
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis						CDI
Borrowings, adjustment to interest rate basis						3.00%
Borrowings	[2]					$ 7,600
Bank and financial borrowings | Terminal Aeroportuaria de Guayaquil S.A | 2019
Disclosure of detailed information about borrowings [line items]
Borrowings	[2]	$ 4,100		$ 6,100
Bank and financial borrowings | Terminal Aeroportuaria de Guayaquil S.A | 2019 | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		6.86%		7.50%
Bank and financial borrowings | Terminal Aeroportuaria de Guayaquil S.A | 2019 | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		6.92%		8.00%
Bank and financial borrowings | Terminal Aeroportuaria de Guayaquil S.A | 2019 Two
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		6.92%		7.50%
Borrowings	[2]	$ 5,600		$ 8,400
Bank and financial borrowings | Terminal Aeroportuaria de Guayaquil S.A | 2016-2019
Disclosure of detailed information about borrowings [line items]
Borrowings	[2]					$ 13,300
Bank and financial borrowings | Terminal Aeroportuaria de Guayaquil S.A | 2016-2019 | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate						7.59%
Bank and financial borrowings | Terminal Aeroportuaria de Guayaquil S.A | 2016-2019 | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate						8.90%
Bank and financial borrowings | Terminal Aeroportuaria de Guayaquil S.A | 2016-2019
Disclosure of detailed information about borrowings [line items]
Borrowings	[2]					$ 5,500
Bank and financial borrowings | Terminal Aeroportuaria de Guayaquil S.A | 2016-2019 | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate						7.71%
Bank and financial borrowings | Terminal Aeroportuaria de Guayaquil S.A | 2016-2019 | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate						8.88%
Bank and financial borrowings | Terminal de Cargas de Uruguay SA | June 2020
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		4.25%		4.25%
Borrowings	[2]	$ 1,100		$ 1,500
Bank and financial borrowings | Toscana Aeroporti S.p.a. | June 2022
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis		Euribor 6 month plus spread		Euribor 6 month plus spread		Euribor 6 month plus spread
Borrowings	[2]	$ 9,300		$ 10,200		$ 10,700
Bank and financial borrowings | Toscana Aeroporti S.p.a. | September 2027
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis		Euribor 6 month plus spread		Euribor 6 month plus spread		Euribor 6 month plus spread
Borrowings	[2]	$ 34,400		$ 32,700		$ 38,300
Bank and financial borrowings | Toscana Aeroporti S.p.a. | November 2018
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis		Euribor 3 month plus spread
Borrowings	[2]	$ 6,000
Bank and financial borrowings | Toscana Aeroporti S.p.a. | June 2022
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis		Euribor 3 month plus spread
Borrowings	[2]	$ 500
Bank and financial borrowings | Armenia International Airports CJSC | June 2022
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis		Libor
Borrowings, adjustment to interest rate basis		5.50%
Borrowings, interest rate				7.89%		7.86%
Borrowings	[2]	$ 57,100		$ 116,300		$ 131,900
Bank and financial borrowings | Armenia International Airports CJSC | June 2022
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis		Euribor
Borrowings, adjustment to interest rate basis		5.50%
Borrowings		$ 51,200
Bank and financial borrowings | Corporacion America Airports S.A. | March 2019
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		7.63%
Borrowings	[2]	$ 50,100
Bank and financial borrowings | Corporacion America Airports S.A. | December 2019
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		2.40%
Borrowings	[2]	$ 15,000
Bank and financial borrowings | Aeropuertos Argentina 2000 SA | September 2018
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		27.86%		27.86%
Borrowings	[2]	$ 1,000		$ 2,300
Bank and financial borrowings | Aeropuertos Argentina 2000 SA | June 2017
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate				26.42%		26.42%
Borrowings				$ 700		$ 7,360	[2]
Bank and financial borrowings | Aeropuerto de Bahia Blanca S.A. | March 2019
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		4.75%		4.75%		4.75%
Borrowings	[2]	$ 100		$ 200		$ 240

[1]	TJLP - Taxa de Juros de Longo Prazo (Brazilian Long term interest rate) IPCA: corresponds to the Brazilian consumer Price index)
[2]	A - Secured/guaranteed B - Secured/unguaranteed C - Unsecured/guaranteed D - Unsecured/unguaranteed